Subsequent events (Textual) (Details)	12 Months Ended		122 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Consulting Agreement Three [Member] CAD	Dec. 31, 2012 Consulting Agreement Four [Member] USD ($)
Subsequent Events (Textual) [Abstract]
Effective Date				March 1, 2013	March 1, 2013
Consulting fees	$ 50,841	$ 19,093	$ 271,129	30,000	$ 5,643
Services provided for Period					One year